Financial instruments - Summary of Financial Assets and Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	$ (5,749,118)	$ (4,476,791)
Non-current financial liabilities	(2,624,341)	(2,456,809)
Loans and borrowings | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(3,860,675)	(2,657,839)
Non-current financial liabilities	(2,499,230)	(2,281,062)
Trade payables | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(1,107,162)	(893,914)
Non-current financial liabilities	0	0
Accrued expenses | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(424,152)	(519,384)
Non-current financial liabilities	0	0
Refund liabilities | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(167,642)	(100,844)
Non-current financial liabilities	(30,875)	(52,287)
Lease liabilities | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(37,210)	(30,922)
Non-current financial liabilities	(93,514)	(104,349)
Liabilities related to repurchase commitments | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(124,633)	(106,401)
Non-current financial liabilities	(722)	(11,017)
Advance payments from customers | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(16,062)	(17,344)
Non-current financial liabilities	0	0
Other financial liabilities | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(11,582)	(150,143)
Non-current financial liabilities	0	(8,094)
Financial assets at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial assets	1,569,448	984,338
Non-current financial assets	53,274	36,928
Financial assets at amortised cost, category | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Current financial assets	1,159,300	739,237
Non-current financial assets	0	0
Financial assets at amortised cost, category | Trade receivables and other receivables
Disclosure of financial liabilities [line items]
Current financial assets	341,881	233,088
Non-current financial assets	0	0
Financial assets at amortised cost, category | Restricted deposits
Disclosure of financial liabilities [line items]
Current financial assets	19,188	0
Non-current financial assets	38,934	31,011
Financial assets at amortised cost, category | Other financial assets
Disclosure of financial liabilities [line items]
Current financial assets	49,079	12,013
Non-current financial assets	$ 14,340	$ 5,917